Commitment and contingent liabilities - Capital lease commitments (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Total aggregated time bands [member]
Disclosure of capital lease commitments [line items]
Minimum lease payments	€ 0	€ 7,078	€ 9,842
Present value of payments	0	6,809	9,164
Not later than one year [member]
Disclosure of capital lease commitments [line items]
Minimum lease payments	0	2,876	3,179
Present value of payments	0	2,829	3,034
Between two and three years [member]
Disclosure of capital lease commitments [line items]
Minimum lease payments	0	3,398	5,017
Present value of payments	0	3,236	4,643
Between four and five years [member]
Disclosure of capital lease commitments [line items]
Minimum lease payments	0	655	1,361
Present value of payments	0	604	1,269
Later than five years [member]
Disclosure of capital lease commitments [line items]
Minimum lease payments	0	149	285
Present value of payments	0	140	218
Less finance charges [member]
Disclosure of capital lease commitments [line items]
Minimum lease payments	0	(269)	(678)
Present value of payments	0	0	0
Present value of minimum lease payments [member]
Disclosure of capital lease commitments [line items]
Minimum lease payments	0	6,809	9,164
Present value of payments	€ 0	€ 6,809	€ 9,164